LEASES (Tables)	12 Months Ended
Dec. 31, 2020
LEASES
Schedule of components of lease expense and supplemental cash flow information

	2018	2019	2020	2020
	RUB	RUB	RUB	$
Total operating lease cost	5,466	9,195	9,643	130.5
Total variable lease cost	—	—	2,039	27.6
Finance lease cost:
Amortization of right-of-use assets	3	174	348	4.7
Interest on lease liabilities	1	75	134	1.8
Total finance lease cost	4	249	482	6.5

Schedule of supplemental balance sheet information

	2019	2020	2020
	RUB	RUB	$
Operating leases
Operating lease right-of-use assets	21,218	20,800	281.6
Operating lease liabilities – current (Note 4)	10,603	8,620	116.7
Operating lease liabilities – non-current	10,841	12,830	173.7
Total operating lease liabilities	21,444	21,450	290.4

Finance lease liabilities – current (Note 4)	462	321	4.3
Finance lease liabilities – non-current	1,094	3,387	45.9
Total finance lease liabilities	1,556	3,708	50.2

Schedule of maturities of operating lease liabilities

	2019	2020	2020
	RUB	RUB	$
Operating leases
Operating lease right-of-use assets	21,218	20,800	281.6
Operating lease liabilities – current (Note 4)	10,603	8,620	116.7
Operating lease liabilities – non-current	10,841	12,830	173.7
Total operating lease liabilities	21,444	21,450	290.4

Finance lease liabilities – current (Note 4)	462	321	4.3
Finance lease liabilities – non-current	1,094	3,387	45.9
Total finance lease liabilities	1,556	3,708	50.2

Schedule of maturities of finance lease liabilities

	Operating leases		Finance leases
	RUB	$	RUB	$
Year ended December 31,
2021	9,728	131.7	550	7.4
2022	5,202	70.4	528	7.1
2023	3,046	41.2	546	7.4
2024	2,400	32.5	570	7.7
2025	872	11.8	542	7.3
Thereafter	3,436	46.5	2,062	28.0
Total lease payments	24,684	334.1	4,798	64.9

Less imputed interest	(3,234)	(43.7)	(1,090)	(14.7)
Total	21,450	290.4	3,708	50.2

Schedule of Lease term and Discount rate

	2019	2020
Weighted average remaining lease term, years
Operating leases	2.6	4.2
Finance leases	7.3	8.0

	2019	2020
Weighted average discount rate, %
Operating leases	7.3%	6.2%
Finance leases	8.9%	6.4%